Earnings (loss) per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loss
Numerator for basic EPS	$ (5)	$ (167)
Cash-settled expense included in earnings	7	0
Equity-settled expense adjustment	(7)	0
Numerator for diluted EPS	$ (6)	$ (167)
Weighted average number of shares
Basic (in shares)	80,859	83,199
Share options (in shares)	265	0
Diluted (in shares)	81,124	83,199
Earnings per share
Basic (in usd per share)	$ (0.06)	$ (2.01)
Diluted (in usd per share)	$ (0.07)	$ (2.01)